Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 190,475	$ 53,338